Employee Compensation - Summary of Fair Values of Plan Assets Held (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of fair value of plan assets [line items]
Derivative instruments	$ 8	$ (13)
Fair value of plan assets	8,502	7,559
Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Derivative instruments		1
Fair value of plan assets	3,505	3,441
Unquoted [member]
Disclosure of fair value of plan assets [line items]
Derivative instruments	8	(14)
Fair value of plan assets	4,997	4,118
Cash and money market funds.
Disclosure of fair value of plan assets [line items]
Cash and money market funds	162	114
Cash and money market funds. | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Cash and money market funds	156	114
Cash and money market funds. | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Cash and money market funds	6
Canadian federal government [member]
Disclosure of fair value of plan assets [line items]
Debt securities	58	149
Canadian federal government [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	1	108
Canadian federal government [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	57	41
Canadian Provincial And Municipal Governments [member]
Disclosure of fair value of plan assets [line items]
Debt securities	702	528
Canadian Provincial And Municipal Governments [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	334	219
Canadian Provincial And Municipal Governments [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	368	309
US federal Government [member]
Disclosure of fair value of plan assets [line items]
Debt securities	345	297
US federal Government [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	345	297
US State Municipal And Agencies Debt [member]
Disclosure of fair value of plan assets [line items]
Debt securities		12
US State Municipal And Agencies Debt [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities		12
Pooled asset funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	4,654	4,306
Pooled asset funds [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	1,450	1,591
Pooled asset funds [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	3,204	2,715
Corporate debt [member]
Disclosure of fair value of plan assets [line items]
Debt securities	1,354	1,061
Corporate debt [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities		6
Corporate debt [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	1,354	1,055
Corporate equity [member]
Disclosure of fair value of plan assets [line items]
Equity securities	1,219	1,105
Corporate equity [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Equity securities	$ 1,219	$ 1,105